SUPPLEMENT DATED JUNE 19, 2009 TO THE PROSPECTUS
                      & STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 29, 2008
                          AS SUPPLEMENTED MAY 19, 2009

                          JNL(R) INVESTORS SERIES TRUST

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
       BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                   INFORMATION ("SAI") AND SHOULD BE READ IN
            CONJUNCTION WITH THE PROSPECTUS AND SAI, AS SUPPLEMENTED.

     The Board of Trustees of JNL Investors Series Trust has approved a Plan of Liquidation (the "Plan") for the liquidation of the following funds on or prior to September 30, 2009:

         Jackson Perspective Money Market Fund,
         Jackson Perspective 5 Fund,
         Jackson Perspective Index 5 Fund,
         Jackson Perspective 10 x 10 Fund,
         Jackson Perspective Optimized 5 Fund,
         Jackson Perspective VIP Fund, and
         Jackson Perspective S&P 4 Fund, (collectively, the "Funds").

     The liquidation may occur prior to September 30, 2009 if certain events occur such as significant reductions in the assets of the Funds. The liquidation will occur after the declaration and payment of any required dividends and recognition of all of the Funds' net capital gains, if any, realized in the taxable years ending at or prior to the Liquidation Date. The Board of Trustees of JNL Investors Series Trust has approved the Plan pursuant to the provisions of the Trust's Declaration of Trust. You should check with your investment professional and tax professional regarding the potential impact of the liquidation of the Funds to your overall financial plan and tax situation, including planning to limit treatment of the proceeds as a distribution under an IRA.

























This Supplement is dated June 19, 2009.

(To be used with: VC6045 01/09, V6043 01/09, and V6043PROXY 01/09.)
                                                                  FMM3708 06/09